Unaudited Consolidated Condensed Statement of Changes in Stockholders? Equity - USD ($)	Common Stock Class A	Common Stock Class B	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Jun. 04, 2020
Balance (in Shares) at Jun. 04, 2020
Common stock subject to possible redemption		$ (75)	75
Common stock subject to possible redemption (in Shares)		750,000
Net loss				(16,134,515)	(16,134,515)
Balance at Dec. 31, 2020	$ 392	$ 500	21,133,625	(16,134,515)	5,000,002
Balance (in Shares) at Dec. 31, 2020	3,916,097	5,000,000
Common stock subject to possible redemption	$ 208		20,841,432		20,841,640
Common stock subject to possible redemption (in Shares)	2,084,164
Net loss				(20,841,633)	(20,841,633)
Balance at Mar. 31, 2021	$ 600	$ 500	$ 41,975,057	$ (36,976,148)	$ 5,000,009
Balance (in Shares) at Mar. 31, 2021	6,000,261	5,000,000